Consolidated Balance Sheets - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 317,470	$ 120,126	$ 137,293
Accounts receivable	1,415	1,434
Prepaid expenses, taxes and other current assets	105,939	96,717	12,000
Other receivables, net	159,905	134,112
Inventory	206,405	138,211
Related party receivable	322,457	80,270
Total current assets	1,113,591	570,870	149,293
Non-current assets
Plant and equipment, net	298,140	367,484
Right-of-use assets	209,977	264,164
Goodwill	49,564	49,564	41
Total non-current assets	557,681	681,212	41
Total Assets	1,671,272	1,252,082	149,334
Current liabilities
Accounts payable	84,860	57,303
Other payable and accruals	372,394	295,618	17,830
Deferred revenue	474,272	456,112
Related party payable	880,555	195,214	131,041
Deferred subsidy income	105,945	107,488
Operating lease liabilities	102,902	102,160
Total current liabilities	2,020,928	1,213,895	148,871
Non-current liabilities
Deferred subsidy income	114,774	170,190
Operating lease liabilities	112,045	166,444
Total non-current liabilities	226,819	336,634
Total Liabilities	2,247,747	1,550,529	148,871
Stockholders' (Deficit) Equity
Common stock	3,625	3,625	3,625
Additional paid-in capital	200,353	200,353	200,353
Accumulated deficit	(749,191)	(482,847)	(203,321)
Foreign currency translation reserve	5,559	(1,711)	(194)
Non-controlling interest	(36,821)	(17,867)
Total (Deficit) Equity	(576,475)	(298,447)	463
Total Liabilities and (Deficit) Equity	$ 1,671,272	$ 1,252,082	$ 149,334